Share Capital - Summary of Share Based Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 8,140	$ 5,632
General And Administration Expenses [Member]
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	6,751	5,017
Operating expenses [Member]
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	1,063	386
Exploration [Member]
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	326	229
Share Purchase Option [Member]
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	618	903
Restricted Share Units [member]
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	3,320	2,542
Performance share units [Member]
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	3,882	2,187
Deferred share units [Member]
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 320	$ 0